Prepaid charter revenue (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Charter Revenue [Abstract]
Schedule Of Prepaid Charter Revenue Analysis [Table Text Block]
Description	2014	2013
a) Deferred asset from varying charter rates	$0	$192
b) Prepaid charter revenue from time-charter attached	6,364	17,974
Total	$6,364	$18,166

Prepaid Charter Revenue Movement [Table Text Block]
	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2012	$42,000	$(12,204)	$	$ 29,796
Additions	8,500	-		8,500
Amortization for the period	-	(20,322)		(20,322)
Write-off of fully amortized assets	(8,000)	8,000		-
Balance, December 31, 2013	$42,500	$(24,526)	$	$ 17,974
Amortization for the period	-	(11,610)		(11,610)
Write-off of fully amortized assets	(9,000)	9,000		-
Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$5,669
Year 2	$695